INVENTORIES, NET - Additional information (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
INVENTORIES, NET
Inventories, net	₫ 30,141,381	[1]		₫ 21,607,277		₫ 29,643,327	$ 1,221,901,360
Inventory measured at cost	37,264,500			27,854,200	₫ 9,208,796			$ 1,561,400,000
Inventory write-downs	5,498,900		$ 230,400,000	5,143,900	₫ 2,385,334
Pledged as collateral
INVENTORIES, NET
Inventories, net	₫ 936,300			₫ 500,000				$ 39,200,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).